TAXES PAYABLE (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024
TAXES PAYABLE
Payroll charges	R$ 102,923	R$ 115,717
ICMS (state VAT)	89,997	66,916
COFINS (tax on revenue)	10,039	22,905
IPI (federal VAT)	20,583	15,826
IVA (value-added tax) and others	176,751	190,056
Taxes payable	R$ 400,293	R$ 411,420